U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F
                           COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment [  ]: Amendment Number
     This Amendment (check only one):   [  ]  is a restatement.
                                   	[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     EquiTrust Investment Management Services, Inc.
Address:  5400 University Avenue  West Des Moines  Iowa   50266-5997

Form 13F File Number:    28-03441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Dennis M. Marker
Title:    President
Phone:    (515) 225-5522

Signature, Place and Date of Signing:

/s/ Dennis M. Marker     West Des Moines, IA      2/15/2007
Signature                City, State              Date

Report Type (check only one):

[X]  13F  HOLDINGS REPORT.  (Check here if all holdings  of  this reporting
	manager are reported in the report.
[  ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) [ ] 13F COMBINATIONS REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:          None

                            FORM 13F
                          SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 213
Form 13F Information Table Value Total: $592,555

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

									              FORM 13F


                                                                           Item 6:Inv Discretion


               Item 1:               Item 2:   Item 3:    Item 4:  Item 5: (a)Sole(b)Shared(c)Shared Item 7:       Item 8:
                                      Title                Total                    as def.  Other          Voting Auth (Shares)
           Name of Issuer            of Class   Cusip     Mktvalue  Shares          Instr.V           Mgrs (a)Sole (b)Share(c)None
ADC TELECOMMUNICATIONS               COM       000886309       697   44,833   x                               x
AT&T INC                             COM       00206R102     4,902  117,951   x                               x
ABBOTT LABORATORIES                  COM       002824100     5,165   91,978   x                               x
ABITIBIBOWATER INC                   COM       003687100       617   29,950   x                               x
ADAMS EXPRESS COMPANY                MF        006212104     1,858  131,619   x                               x
ADAPTEC INC                          COM       00651F108       377  111,500   x                               x
AGILENT TECHNOLOGIES INC             COM       00846U101       706   19,210   x                               x
ALCOA INC                            COM       013817101     1,835   50,192   x                               x
ALLSTATE CORP                        COM       020002101     1,156   22,130   x                               x
ALTRIA GROUP INC                     COM       02209S103     6,162   81,523   x                               x
AMERICAN EXPRESS COMPANY             COM       025816109     4,516   86,815   x                               x
AMERICAN INT'L GROUP INC             COM       026874107     5,531   94,872   x                               x
AMERIPRISE FINANCIAL INC             COM       03076C106       957   17,362   x                               x
AMGEN INC                            COM       031162100     2,299   49,502   x                               x
ANADARKO PETROLEUM CORP              COM       032511107     2,583   39,315   x                               x
ANHEUSER-BUSCH COS                   COM       035229103     2,969   56,725   x                               x
APACHE CORP                          COM       037411105     2,496   23,210   x                               x
APPLIED MATERIALS INC.               COM       038222105       698   39,285   x                               x
ATMOS ENERGY                         COM       049560105     1,754   62,547   x                               x
BJ SERVICES CO                       COM       055482103       597   24,595   x                               x
BP PLC                               COM       055622104     1,933   26,415   x                               x
BAKER HUGHES INC                     COM       057224107     2,026   24,980   x                               x
BANK OF AMERICA                      COM       060505104     5,663  137,258   x                               x
BANK OF AMERICA                      PFD       060505831     1,302   60,000   x                               x
BANK OF NEW YORK MELLON CORP         COM       064058100     2,868   58,810   x                               x
BARCLAYS BANK PLC                    PFD       06738C794     1,477   27,785   x                               x
BARRICK GOLD CORP                    COM       067901108     6,096  144,981   x                               x
BECTON DICKINSON & CO.               COM       075887109     2,644   31,635   x                               x
BED BATH & BEYOND INC                COM       075896100       530   18,050   x                               x
BELO CORPORATION                     COM       080555105     1,053   60,390   x                               x
BLACKROCK PROVIDENT T-FUND           MF        09248U718     6,0986,097,764   x                               x
BOEING COMPANY                       COM       097023105     3,900   44,593   x                               x
BOSTON SCIENTIFIC                    COM       101137107       137   11,815   x                               x
BRISTOL-MYERS SQUIBB CO              COM       110122108     1,608   60,642   x                               x
CBS CORP                             COM       124857202       546   20,034   x                               x
CIT GROUP INC                        PFD       125581306       610   10,000   x                               x
CMS ENERGY CORP                      COM       125896100     1,141   65,650   x                               x
CATERPILLAR INC                      COM       149123101     3,371   46,458   x                               x
CHEVRON CORP                         COM       166764100     8,421   90,223   x                               x
CISCO SYSTEMS INC                    COM       17275R102     5,513  203,655   x                               x
CINTAS CORP                          COM       172908105     2,063   61,350   x                               x
CITIGROUP INC                        COM       172967101     4,543  154,329   x                               x
COCA-COLA COMPANY                    COM       191216100     6,001   97,788   x                               x
COCA COLA ENTERPRISES                COM       191219104     1,095   42,065   x                               x
COLGATE PALMOLIVE CO                 COM       194162103     2,691   34,520   x                               x
COMCAST CORP                         COM       20030N101     2,211  121,075   x                               x
COMPUWARE CORP                       COM       205638109       408   46,000   x                               x
CONOCOPHILLIPS                       COM       20825C104     4,254   48,178   x                               x
DANAHER CORP                         COM       235851102       474    5,400   x                               x
DARLING INTERNATIONAL INC            COM       237266101     1,154   99,810   x                               x
DELL INC                             COM       24702R101     1,263   51,518   x                               x
DEVON ENERGY CORP                    COM       25179M103     1,750   19,680   x                               x
DISNEY (WALT) COMPANY                COM       254687106     1,931   59,829   x                               x
RR DONNELLEY & SONS CO               COM       257867101     1,376   36,455   x                               x
DOW CHEMICAL                         COM       260543103     1,900   48,193   x                               x
DU PONT (E.I.) DE NEMOURS            COM       263534109     3,870   87,784   x                               x
EMC CORP                             COM       268648102     3,412  184,133   x                               x
EMC INSURANCE GROUP INC              COM       268664109     1,566   66,159   x                               x
EBAY INC                             COM       278642103       902   27,165   x                               x
ELECTRONIC DATA SYSTEMS CORP         COM       285661104       560   27,000   x                               x
EMBARQ CORP                          COM       29078E105     1,496   30,200   x                               x
EMERSON ELECTRIC                     COM       291011104       680   12,000   x                               x
ENTERGY MISSISSISPPI INC             PFD       29364N850     1,277   50,000   x                               x
EQUITRUST SERIES FUND, INC           MF        294937701     1,999  128,413   x                               x
EQUITRUST SERIES FUND, INC           MF        294937800       230   22,172   x                               x
EQUITRUST SERIES FUND, INC           MF        294937867     2,4112,411,336   x                               x
EQUITRUST SERIES FUND, INC           MF        294937875       185   12,257   x                               x
EQUITRUST SERIES FUND, INC           MF        294937883     1,066  113,330   x                               x
EQUITRUST MONEY MARKET FUND          MF        294938105     1,2711,270,806   x                               x
EVERGREEN INST TREAS MMKT-IV         MF        299920439        25   25,271   x                               x
EXCEL TECHNOLOGY INC                 COM       30067T103       485   17,900   x                               x
EXELON CORP                          COM       30161N101     3,261   39,948   x                               x
EXXON MOBIL CORPORATION              COM       30231G102    10,655  113,729   x                               x
FED HOME LOAN MTG CORP               COM       313400301       494   14,500   x                               x
FEDERAL NATIONAL MTG ASSN            COM       313586109       935   23,381   x                               x
FEDERAL NATIONAL MTG ASSN            PFD       313586794     2,074   45,000   x                               x
FEDERAL SIGNAL CORP                  COM       313855108       973   86,700   x                               x
ARTHUR J GALLAGHER & CO              COM       363576109     1,334   55,130   x                               x
GENENTECH INC                        COM       368710406       691   10,300   x                               x
GENERAL ELECTRIC COMPANY             COM       369604103    17,617  475,245   x                               x
GENERAL MILLS INC                    COM       370334104       469    8,230   x                               x
GENERAL MOTORS CORPORATION           COM       370442105       675   27,119   x                               x
GENWORTH FINANCIAL INC               PFD       37247D403       970   20,000   x                               x
GLAXOSMITHKLINE PLC-ADR              COM       37733W105     1,121   22,245   x                               x
H & Q LIFE SCIENCES                  MF        404053100     1,470  110,907   x                               x
HEALTH MGMT ASSOCIATES INC           COM       421933102       843  140,945   x                               x
HELMERICH & PAYNE                    COM       423452101     1,213   30,280   x                               x
HEWLETT-PACKARD CO.                  COM       428236103     4,709   93,292   x                               x
HONEYWELL INTERNATIONAL INC          COM       438516106     7,192  116,806   x                               x
ITT CORP                             COM       450911102     2,680   40,580   x                               x
ILLINOIS TOOL WORKS                  COM       452308109     2,208   41,240   x                               x
INTEL CORP                           COM       458140100     4,147  155,547   x                               x
INTEGRYS ENERGY                      COM       45822P105     2,414   46,700   x                               x
INT'L BUSINESS MACHINES CORP         COM       459200101     2,603   24,083   x                               x
INTERSTATE P&L CO                    PFD       461070872     5,361  178,700   x                               x
INTUIT INC                           COM       461202103       825   26,100   x                               x
ISHARES                              COM       464286848       669   50,600   x                               x
ISHARES                              MF        464287200       241    1,645   x                               x
ISHARES                              MF        464287234     4,772   31,750   x                               x
ISHARES                              COM       464287309     2,458   35,202   x                               x
ISHARES                              MF        464287408     2,261   29,613   x                               x
ISHARES                              MF        464287465     7,753   98,761   x                               x
ISHARES                              MF        464287473       998    7,074   x                               x
ISHARES                              MF        464287564     2,305   29,130   x                               x
ISHARES                              MF        464287598     7,427   92,545   x                               x
ISHARES                              MF        464287606     1,146   12,858   x                               x
ISHARES                              MF        464287614     7,605  125,120   x                               x
ISHARES                              MF        464287630     6,261   88,833   x                               x
ISHARES                              MF        464287648     4,320   51,750   x                               x
ISHARES                              MF        464287739     1,036   15,764   x                               x
ISHARES                              MF        464287887     1,098    8,144   x                               x
ISHARES                              MF        464288422       690   13,986   x                               x
ISHARES                              MF        464288869       778   14,743   x                               x
JDS UNIPHASE CORP                    COM       46612J507       381   28,650   x                               x
JP MORGAN CHASE & CO                 COM       46625H100     3,351   76,760   x                               x
JANUS GROWTH & INCOME FUND           MF        471023200     2,555   70,032   x                               x
JOHNSON & JOHNSON                    COM       478160104    11,323  169,766   x                               x
JPMORGAN US TREAS PL MMK-AG          MF        4812C2$J1    24,20924,209,06   x                               x
JPMORGAN US TREAS PL MMK-AG          MF        4812C2742    64,29064,289,77   x                               x
KV PHARMACEUTICAL CO - CLASS A       COM       482740206     1,493   52,300   x                               x
KAMAN CORP                           COM       483548103       221    6,000   x                               x
KIMBERLY-CLARK                       COM       494368103     3,340   48,170   x                               x
KINDER MORGAN MANAGEMENT LLC         COM       49455U100     2,154   40,684   x                               x
KRAFT FOODS INC                      COM       50075N104     1,841   56,415   x                               x
KROGER CO                            COM       501044101       694   25,985   x                               x
LIFEPOINT HOSPITALS INC              COM       53219L109       968   32,538   x                               x
LILLY (ELI) & CO                     COM       532457108     1,580   29,599   x                               x
LOWE'S COMPANIES                     COM       548661107     1,154   51,010   x                               x
MBIA INC                             COM       55262C100       211   11,334   x                               x
MCDONALDS CORPORATION                COM       580135101     3,805   64,584   x                               x
MEDTRONIC INC                        COM       585055106     2,460   48,945   x                               x
MERCK & CO INC                       COM       589331107     2,826   48,633   x                               x
MERIDIAN GROWTH FUND INC             MF        589619105     2,078   55,088   x                               x
METLIFE INC                          COM       59156R108     2,071   33,605   x                               x
METLIFE INC                          PFD       59156R504     1,266   60,000   x                               x
MICROSOFT CORP                       COM       594918104     9,017  253,274   x                               x
MOTOROLA INC                         COM       620076109       979   61,059   x                               x
MYLAN INC                            COM       628530107       574   40,825   x                               x
NATIONAL CITY CORP                   COM       635405103       495   30,055   x                               x
NEW YORK COMMUNITY BANCORP           COM       649445103     2,068  117,655   x                               x
NEWMONT MINING CORP                  COM       651639106     2,549   52,195   x                               x
NEWS CORP INC                        COM       65248E104       830   40,485   x                               x
NORTHERN INSTL                       MF        665278$PW       287  286,738   x                               x
NORTHERN INSTL                       MF        665278107     1,2001,199,980   x                               x
NOVARTIS AG-ADR                      COM       66987V109     1,501   27,645   x                               x
OCCIDENTAL PETROLEUM CO              COM       674599105     3,878   50,375   x                               x
OLD REPUBLIC INTERNATIONAL           COM       680223104       686   44,500   x                               x
ORACLE CORPORATION                   COM       68389X105     3,436  152,191   x                               x
PEPSICO INC                          COM       713448108     5,012   66,035   x                               x
PFIZER INC                           COM       717081103     7,722  339,720   x                               x
PINNACLE WEST CAPITAL                COM       723484101     2,354   55,515   x                               x
PRESTON CORP                         DEB CONV  741130AA6       286  306,000   x                               x
T ROWE PRICE GROWTH STOCK FUND       MF        741479109     2,595   77,107   x                               x
PRINCIPAL FINANCIAL GROUP            PFD       74251V201     7,750  100,000   x                               x
PRINCIPAL FINANCIAL GROUP            PFD       74251V300     5,200  200,000   x                               x
PROCTER AND GAMBLE CO.               COM       742718109     8,351  113,738   x                               x
QUALCOMM INC                         COM       747525103       385    9,785   x                               x
REGIONS TREASURY MONEY MARKET        MF        75913Q878        51   50,680   x                               x
ROWAN COMPANIES INC                  COM       779382100     2,121   53,755   x                               x
SG PREFERRED CAPITAL II              PFD       784210304     2,503    2,500   x                               x
SLM CORP                             COM       78442P106       336   16,700   x                               x
STANDARD AND POORS 500 INDEX         COM       78462F103     6,975   47,705   x                               x
SAFECO CORP                          COM       786429100       816   14,661   x                               x
SAN DIEGO GAS & ELECTRIC             PFD       797440831       415   16,500   x                               x
SCHERING-PLOUGH                      COM       806605101     1,615   60,625   x                               x
SOUTHERN CALIFORNIA EDISON           PFD       842400749       476    5,000   x                               x
SOUTHERN CALIFORNIA EDISON           PFD       842400756     1,436   15,000   x                               x
SOUTHERN CO                          COM       842587107     1,363   35,174   x                               x
SOVEREIGN CAPITAL TR V               PFD       84604V204       840   40,000   x                               x
SPRINT NEXTEL CORP                   COM       852061100     1,867  142,207   x                               x
STRYKER CORP                         COM       863667101     1,173   15,695   x                               x
SYMANTEC CORP                        COM       871503108     1,026   63,585   x                               x
SYSCO CORP                           COM       871829107     1,571   50,325   x                               x
TARGET CORP                          COM       87612E106     2,955   59,090   x                               x
TEVA PHARMACEUTICAL-SP ADR           COM       881624209     2,602   55,979   x                               x
TEXAS INSTRUMENT                     COM       882508104     1,354   40,534   x                               x
THERMO FISHER SCIENTIFIC INC         COM       883556102     2,776   48,130   x                               x
3M CO                                COM       88579Y101     7,815   92,688   x                               x
TIME WARNER INC                      COM       887317105     2,376  143,914   x                               x
TORTOISE ENERGY CAPITAL CORP         COM       89147U100     1,963   77,728   x                               x
U S BANCORP                          COM       902973304     1,259   39,652   x                               x
UNION PACIFIC CORP                   COM       907818108       440    3,505   x                               x
UNITED PARCEL SERVICE -CL B          COM       911312106     1,628   23,015   x                               x
UNITED TECHNOLOGIES CORP.            COM       913017109     5,079   66,357   x                               x
USB CAPITAL IX                       PFD       91731KAA8     1,8102,000,000   x                               x
VANGUARD TOTAL INT'L INDEX           MF        921909602       580   29,168   x                               x
VANGUARD EXPLORER FUND               MF        921926200     1,822   27,503   x                               x
VANGUARD WINDSOR II                  MF        922018304     2,787   50,229   x                               x
VANGUARD GNMA FUND - INV             MF        922031307       127   12,205   x                               x
VANGUARD EMERGING MKT                MF        922042841     3,844   88,157   x                               x
VANGUARD EMERGING MKT                MF        922042858     1,010    9,688   x                               x
VANGUARD                             MF        922908611       729   11,272   x                               x
VERIZON COMMUNICATIONS               COM       92343V104     4,416  101,081   x                               x
VIACOM INC                           COM       92553P201       880   20,034   x                               x
WACHOVIA PFD FUNDING                 PFD       92977V206       817   36,000   x                               x
WACHOVIA CORP                        COM       929903102     3,005   79,010   x                               x
WAL-MART STORES                      COM       931142103     6,474  136,217   x                               x
WALGREEN CO                          COM       931422109     1,908   50,100   x                               x
WASATCH SMALL CAP GROWTH FD          MF        936772102     1,894   53,492   x                               x
WELLPOINT INC                        COM       94973V107     1,565   17,840   x                               x
WELLS FARGO CO                       COM       949746101     1,954   64,725   x                               x
WERNER ENTERPRISES INC               COM       950755108       376   22,080   x                               x
WESTERN UNION CO                     COM       959802109       221    9,100   x                               x
WEYERHAEUSER CO                      COM       962166104       765   10,381   x                               x
WISDOMTREE INTL                      MF        97717W760       584    9,089   x                               x
WYETH                                COM       983024100       705   15,945   x                               x
XCEL ENERGY INC                      COM       98389B100     1,829   81,030   x                               x
ZIMMER HOLDINGS INC                  COM       98956P102     1,293   19,550   x                               x
HELEN OF TROY LTD                    COM       G4388N106       771   45,000   x                               x
INGERSOLL-RAND CO-A                  COM       G4776G101     2,453   52,790   x                               x
NOBLE CORP                           COM       G65422100     1,171   20,715   x                               x
WEATHERFORD INTL INC                 COM       G95089101     2,200   32,070   x                               x
FLEXTRONICS INT LTD                  COM       Y2573F102       197   16,302   x                               x
                                                           592,555